Note 3 - Loans and Allowance for Loan Losses (Detail) - Recorded Investment in Impaired Loans (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real estate - residential mortgage:
Loans with a specific allowance specific allowance	$ 1,367,000	$ 2,612,000
Real estate - residential mortgage:
Recorded balance	17,277,000	19,054,000
Unpaid principal balance	18,574,000	21,250,000
Specific allowance	1,367,000	2,612,000
Average investment in impaired loans	25,899,000	27,171,000	28,996,000
Interest income recognized	113,000	199,000	358,000
One to Four Family Units [Member]
Real estate - residential mortgage:
Loans without a specific allowance recorded balance	2,245,000	1,424,000
Loans without a specific allowance unpaid principal balance	2,271,000	1,424,000
Loans without a specific allowance average investment in impaired loans	1,961,000	2,373,000
Loans without a specific allowance interest income recognized	20,000	50,000
Real estate - residential mortgage:
Loans with a specific allowance recorded balance	115,000	395,000
Loans with a specific allowance unpaid principal balance	130,000	421,000
Loans with a specific allowance specific allowance	90,000	127,000
Loans with a specific allowance average investment in impaired loans	315,000	1,396,000
Real estate - residential mortgage:
Recorded balance	2,360,000	1,819,000
Unpaid principal balance	2,401,000	1,845,000
Specific allowance	90,000	127,000
Average investment in impaired loans	2,276,000	3,769,000
Interest income recognized	20,000	50,000
Multi-Family Units [Member]
Real estate - residential mortgage:
Loans without a specific allowance recorded balance	0	0
Loans without a specific allowance unpaid principal balance	0	0
Loans without a specific allowance average investment in impaired loans	0
Loans without a specific allowance interest income recognized	0	0
Real estate - residential mortgage:
Loans with a specific allowance recorded balance		0
Loans with a specific allowance unpaid principal balance		0
Loans with a specific allowance specific allowance	0	0
Loans with a specific allowance average investment in impaired loans		0
Loans with a specific allowance interest income recognized		0
Real estate - residential mortgage:
Recorded balance	0	0
Unpaid principal balance	0	0
Specific allowance	0	0
Average investment in impaired loans	0
Interest income recognized	0	0
Real Estate Construction [Member]
Real estate - residential mortgage:
Loans without a specific allowance recorded balance	5,015,000	1,181,000
Loans without a specific allowance unpaid principal balance	5,575,000	1,181,000
Loans without a specific allowance average investment in impaired loans	3,528,000	3,705,000
Real estate - residential mortgage:
Loans with a specific allowance recorded balance	1,260,000	7,334,000
Loans with a specific allowance unpaid principal balance	1,260,000	7,854,000
Loans with a specific allowance specific allowance	608,000	1,355,000
Loans with a specific allowance average investment in impaired loans	3,316,000	7,697,000
Real estate - residential mortgage:
Recorded balance	6,275,000	8,515,000
Unpaid principal balance	6,835,000	9,035,000
Specific allowance	608,000	1,355,000
Average investment in impaired loans	6,844,000	11,402,000
Real Estate Commercial [Member]
Real estate - residential mortgage:
Loans without a specific allowance recorded balance	2,430,000	4,646,000
Loans without a specific allowance unpaid principal balance	2,755,000	5,985,000
Loans without a specific allowance average investment in impaired loans	4,054,000	4,609,000
Loans without a specific allowance interest income recognized	65,000	57,000
Real estate - residential mortgage:
Loans with a specific allowance recorded balance	3,243,000	373,000
Loans with a specific allowance unpaid principal balance	3,243,000	373,000
Loans with a specific allowance specific allowance	180,000	659,000
Loans with a specific allowance average investment in impaired loans	6,913,000	2,189,000
Real estate - residential mortgage:
Recorded balance	5,673,000	5,019,000
Unpaid principal balance	5,998,000	6,358,000
Specific allowance	180,000	659,000
Average investment in impaired loans	10,967,000	6,798,000
Interest income recognized	65,000	57,000
Commercial Loans [Member]
Real estate - residential mortgage:
Loans without a specific allowance recorded balance	318,000	1,148,000
Loans without a specific allowance unpaid principal balance	689,000	1,459,000
Loans without a specific allowance average investment in impaired loans	1,831,000	1,573,000
Loans without a specific allowance interest income recognized	17,000	55,000
Real estate - residential mortgage:
Loans with a specific allowance recorded balance	2,237,000	1,900,000
Loans with a specific allowance unpaid principal balance	2,237,000	1,900,000
Loans with a specific allowance specific allowance	441,000	399,000
Loans with a specific allowance average investment in impaired loans	3,408,000	2,790,000
Real estate - residential mortgage:
Recorded balance	2,555,000	3,048,000
Unpaid principal balance	2,926,000	3,359,000
Specific allowance	441,000	399,000
Average investment in impaired loans	5,239,000	4,363,000
Interest income recognized	17,000	55,000
Consumer and Other Loans [Member]
Real estate - residential mortgage:
Loans without a specific allowance recorded balance	103,000	376,000
Loans without a specific allowance unpaid principal balance	103,000	376,000
Loans without a specific allowance average investment in impaired loans	266,000	458,000
Loans without a specific allowance interest income recognized	11,000	37,000
Real estate - residential mortgage:
Loans with a specific allowance recorded balance	311,000	277,000
Loans with a specific allowance unpaid principal balance	311,000	277,000
Loans with a specific allowance specific allowance	48,000	72,000
Loans with a specific allowance average investment in impaired loans	307,000	381,000
Real estate - residential mortgage:
Recorded balance	414,000	653,000
Unpaid principal balance	414,000	653,000
Specific allowance	48,000	72,000
Average investment in impaired loans	573,000	839,000
Interest income recognized	$ 11,000	$ 37,000